Consolidated statement of profit or loss - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Sales revenue	$ 55,954,228	$ 48,485,561	$ 52,347,271
Cost of sales	(36,908,325)	(34,251,423)	(36,994,516)
Gross profit	19,045,903	14,234,138	15,352,755
Administrative expenses	(1,764,524)	(1,923,268)	(1,700,985)
Operations and project expenses	(2,926,065)	(2,751,687)	(4,034,268)
Recovery of (expense for) impairment of long-term assets, net	1,311,138	(928,747)	(7,864,875)
Other operating income, net	505,403	274,112	378,538
Operating income	16,171,855	8,904,548	2,131,165
Financial results, net
Finance income	1,159,356	1,311,743	621,924
Finance expenses	(3,660,601)	(3,463,540)	(2,718,414)
Foreign exchange gain (loss)	5,514	976,430	(5,566,614)
Financial result, net	(2,495,731)	(1,175,367)	(7,663,104)
Share of profits (losses) of associates and joint ventures	93,538	61,345	(46,687)
Profit (loss) before income tax expense	13,769,662	7,790,526	(5,578,626)
Income tax expense	(5,800,268)	(4,543,046)	(710,353)
Net profit (loss) for the period	7,969,394	3,247,480	(6,288,979)
Net profit (loss) attributable to:
Owners of parent	7,178,539	2,447,881	(7,193,859)
Non-controlling interest	790,855	799,599	904,880
Net profit (loss) for the period	$ 7,969,394	$ 3,247,480	$ (6,288,979)
Basic and diluted earnings (loss) per share	$ 174.6	$ 59.5	$ (175)